Basis of Presentation (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013 Segment Payment	Dec. 31, 2012
Basis of Presentation [Abstract]
Number of past due payments on loans classified as nonperforming	3
Non-payment period of loans moved to non-accrual status	90 days
Actual net loss history period used in determining historical loss	4 years
Loan-to-value ratio applicable to additional allowance (in hundredths)	90.00%
Other real estate owned	$ 8.7	$ 8.7
Undistributed earnings	$ 30.2
Age under which retirees can participate in company's medical plan	65 years
Age at which company provides access to Medicare Supplemental program for retirees	65 years
Number of reportable segment	1
Building [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Useful Life	20 years
Building [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Useful Life	40 years
Furniture and Equipment [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Useful Life	3 years
Furniture and Equipment [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Useful Life	7 years